UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ]is a restatement.
				 [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Town & Country Bank & Trust CO dba First Bankers Trust CO
Address:  135 West Muhammad Ali Blvd.
	  Suite A
	  Louisville, KY  40202-1423


Form 13F File Number:	028-11407



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	C. Barret Birnsteel
Title:	Executive Trust Officer
Phone:	502-587-2982

Signature, Place and Date of Signing:


	[Signature]		  [City, State]		  [Date]






Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	  0
Form 13F Information Table Entry Total: 108
Form 13F Information Table Value Total:	122,653 (in 1,000's)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.	 	Form 13F File Number		Name

		28-							NONE

[Repeat as necessary.]


PAGE 1

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 12/31/10
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL     INVESTMENT               SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT      DISCRETION     MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ---------------- --- ------------ ------------ ------------
3M COMPANY             COMMON   88579Y101          1,870       21,673    SOLE                     19,989            0        1,684
A T & T INC            COMMON   00206R102          3,175      108,056    SOLE                    105,688            0        2,368
ABBOTT LABS            COMMON   002824100          2,034       42,456    SOLE                     42,056            0          400
ALBERTO CULVER CO      COMMON   013078100            263        7,100    SOLE                      6,100            0        1,000
ALTRIA GROUP INC       COMMON   02209S103          1,677       68,135    SOLE                     65,210            0        2,925
AMERICAN EXPRESS CO    COMMON   025816109            472       10,990    SOLE                     10,890            0          100
AMERICAN WATER WORKS   COMMON   030420103            561       22,200    SOLE                     20,200            0        2,000
AMGEN INC              COMMON   031162100            579       10,554    SOLE                     10,154            0          400
APPLE COMPUTER INC     COMMON   037833100            221          685    SOLE                        685            0            0
AQUA AMERICA INC       COMMON   03836W103          1,047       46,554    SOLE                     45,388            0        1,166
ASHLAND INC            COMMON   044209104            504        9,900    SOLE                      8,400            0        1,500
AUTOMATIC DATA PROCES  COMMON   053015103            521       11,250    SOLE                     11,250            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670702            352        4,400    SOLE                      4,350            0           50
BOEING CO              COMMON   097023105            207        3,165    SOLE                      2,999            0          166
BRISTOL MYERS SQUIBB   COMMON   110122108          2,274       85,865    SOLE                     85,465            0          400
BROWN FORMAN CORP CL   COMMON   115637100            400        5,767    SOLE                      5,667            0          100
BROWN FORMAN CORP CL   COMMON   115637209            986       14,156    SOLE                     13,379            0          777
BUCKEYE PARTNERS L P   COMMON   118230101            234        3,500    SOLE                      3,500            0            0
CAMPBELL SOUP CO       COMMON   134429109            247        7,106    SOLE                      7,106            0            0
CAPITAL ONE FINL CORP  COMMON   14040H105            208        4,889    SOLE                      4,889            0            0
CENTURYLINK INC        COMMON   156700106            225        4,883    SOLE                      4,883            0            0
CHEVRON CORP           COMMON   166764100          6,125       67,119    SOLE                     65,819            0        1,300
CHURCHILL DOWNS INC    COMMON   171484108          2,093       48,215    SOLE                     48,215            0            0
CISCO SYS INC          COMMON   17275R102            582       28,746    SOLE                     28,396            0          350
CLOROX CO              COMMON   189054109            901       14,240    SOLE                     13,940            0          300
COCA COLA CO           COMMON   191216100          3,023       45,960    SOLE                     44,860            0        1,100
COLGATE PALMOLIVE CO   COMMON   194162103            592        7,364    SOLE                      7,364            0            0
CONOCOPHILLIPS         COMMON   20825C104          1,767       25,953    SOLE                     24,579            0        1,374
CSX CORP               COMMON   126408103            359        5,560    SOLE                      5,560            0            0
DAIMLER AG             COMMON   D1668R123            237        3,506    SOLE                      3,506            0            0
DIAMOND OFFSHORE DRIL  COMMON   25271C102            475        7,100    SOLE                      6,900            0          200
DISCOVER FINANCIAL SV  COMMON   254709108            196       10,598    SOLE                     10,048            0          550
DISNEY WALT PRODTNS    COMMON   254687106            420       11,200    SOLE                     11,200            0            0
DOVER CORP             COMMON   260003108            766       13,100    SOLE                     13,100            0            0
DOW CHEMICAL CORP      COMMON   260543103            866       25,352    SOLE                     22,852            0        2,500
DU PONT E I DE NEMOUR  COMMON   263534109            866       17,364    SOLE                     17,264            0          100
DUKE ENERGY CORP       COMMON   26441C105          1,938      108,838    SOLE                    105,970            0        2,868
ELI LILLY AND COMPANY  COMMON   532457108          1,409       40,222    SOLE                     38,822            0        1,400
EMERSON ELEC CO        COMMON   291011104            540        9,440    SOLE                      9,440            0            0
ENERGY TRANSFER PRTNR  COMMON   29273R109            736       14,200    SOLE                     13,700            0          500
ENTERPRISE PRODS PTRS  COMMON   293792107            440       10,580    SOLE                     10,580            0            0
EXXON MOBIL CORP       COMMON   30231G102         10,359      141,671    SOLE                    139,363            0        2,308
FIDELITY MAGELLAN FD   MUTUAL   316184100            336        4,691    SOLE                      4,691            0            0
FIRST HORIZON NATIONA  COMMON   320517105            129       10,930    SOLE                     10,930            0            0
FORTUNE BRANDS INC     COMMON   349631101            280        4,655    SOLE                      4,555            0          100

PAGE 2

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 12/31/10
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL     INVESTMENT               SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT      DISCRETION     MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ---------------- --- ------------ ------------ ------------
GENERAL DYNAMICS CORP  COMMON   369550108            368        5,190    SOLE                      5,190            0            0
GENERAL ELEC CO        COMMON   369604103          2,625      143,544    SOLE                    140,581            0        2,963
GENERAL MILLS INC      COMMON   370334104          1,002       28,150    SOLE                     28,050            0          100
GLAXOSMITHKLINE PLC A  COMMON   37733W105            405       10,320    SOLE                     10,320            0            0
GRACO INC              COMMON   384109104            618       15,675    SOLE                     14,675            0        1,000
HEINZ H J CO           COMMON   423074103          1,870       37,800    SOLE                     37,200            0          600
HERSHEY FOODS CORP     COMMON   427866108          1,678       35,592    SOLE                     32,992            0        2,600
HOME DEPOT INC         COMMON   437076102          1,063       30,323    SOLE                     28,723            0        1,600
HONEYWELL INTL INC     COMMON   438516106            606       11,404    SOLE                     11,304            0          100
HOSPIRA INC            COMMON   441060100            474        8,506    SOLE                      8,286            0          220
I B M                  COMMON   459200101          2,523       17,193    SOLE                     16,092            0        1,101
INTEL CORP             COMMON   458140100            791       37,632    SOLE                     36,032            0        1,600
INVESTMENT CO AMER CL  MUTUAL   461308827            376       13,362    SOLE                     13,362            0            0
J P MORGAN CHASE & CO  COMMON   46625H100          4,772      112,494    SOLE                    104,389            0        8,105
JOHNSON & JOHNSON      COMMON   478160104          2,841       45,931    SOLE                     44,641            0        1,290
KELLOGG CO             COMMON   487836108            212        4,159    SOLE                      4,159            0            0
KIMBERLY CLARK CORP    COMMON   494368103            879       13,945    SOLE                     13,745            0          200
KINDER MORGAN EGY PTR  COMMON   494550106            370        5,265    SOLE                      5,265            0            0
KRAFT FOODS INC CL A   COMMON   50075N104          1,761       55,880    SOLE                     53,447            0        2,433
MAGELLAN MIDSTREAM PT  COMMON   559080106            452        8,000    SOLE                      8,000            0            0
MARATHON OIL CORP      COMMON   565849106          2,684       72,475    SOLE                     70,475            0        2,000
MCDONALDS CORP         COMMON   580135101            623        8,115    SOLE                      7,915            0          200
MEDTRONIC INC          COMMON   585055106            280        7,547    SOLE                      6,547            0        1,000
MERCK & COMPANY        COMMON   58933Y105          1,987       55,142    SOLE                     54,454            0          688
MICROSOFT CORP         COMMON   594918104          2,884      103,341    SOLE                    102,141            0        1,200
MORGAN STANLEY         COMMON   617446448            223        8,196    SOLE                      8,096            0          100
NEUBERGER & BERMAN EQ  MUTUAL   641224407            494       17,923    SOLE                     17,923            0            0
NEXTERA ENERGY INC CO  COMMON   65339F101            521       10,022    SOLE                     10,022            0            0
NOVARTIS AG SPONS ADR  COMMON   66987V109            218        3,700    SOLE                      3,700            0            0
OLD NATL BANCORP IND   COMMON   680033107            348       29,256    SOLE                     29,256            0            0
PEPSICO INC            COMMON   713448108          3,749       57,387    SOLE                     56,787            0          600
PFIZER INC             COMMON   717081103          2,800      159,898    SOLE                    153,783            0        6,115
PHILIP MORRIS INTL IN  COMMON   718172109          2,891       49,401    SOLE                     46,550            0        2,851
PNC FINANCIAL CORP     COMMON   693475105            235        3,870    SOLE                      3,670            0          200
PPL CORP               COMMON   69351T106            930       35,333    SOLE                     33,433            0        1,900
PROCTER & GAMBLE CO    COMMON   742718109          5,388       83,756    SOLE                     82,437            0        1,319
REGIONS FINANCIAL COR  COMMON   7591EP100            129       18,421    SOLE                     18,421            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259206            503        7,530    SOLE                      7,530            0            0
SARA LEE CORP          COMMON   803111103            433       24,719    SOLE                     23,719            0        1,000
SCHLUMBERGER           COMMON   806857108          1,363       16,322    SOLE                     16,322            0            0
SPECTRA ENERGY CORP    COMMON   847560109          1,533       61,347    SOLE                     59,913            0        1,434
STARBUCKS CORP         COMMON   855244109            222        6,900    SOLE                      6,400            0          500
SUNTRUST BKS INC       COMMON   867914103            226        7,650    SOLE                      7,050            0          600
SY BANCORP CAP TR II   PREFERR  785059205            117       10,000    SOLE                     10,000            0            0
TANGER FACTORY OUTLET  COMMON   875465106            205        4,000    SOLE                      4,000            0            0

PAGE 3

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 12/31/10
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL     INVESTMENT               SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT      DISCRETION     MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ---------------- --- ------------ ------------ ------------
TARGET CORP            COMMON   87612E106          1,497       24,888    SOLE                     24,888            0            0
TIME WARNER INC        COMMON   887317303            397       12,335    SOLE                     11,635            0          700
TJX COS INC NEW COM    COMMON   872540109            315        7,100    SOLE                      7,100            0            0
TOOTSIE ROLL INDS INC  COMMON   890516107            364       12,570    SOLE                     11,414            0        1,156
UNILEVER PLC ADR       COMMON   904767704            253        8,200    SOLE                      8,200            0            0
UNITED PARCEL SVC CL   COMMON   911312106            752       10,365    SOLE                     10,365            0            0
US BANCORP             COMMON   902973304          2,219       82,282    SOLE                     81,874            0          408
VANGUARD INDEX TR 500  MUTUAL   922908108            347        2,994    SOLE                      2,994            0            0
VANGUARD WINDSOR FD I  MUTUAL   922018106            379       28,082    SOLE                     28,082            0            0
VENTAS INC             COMMON   92276F100            215        4,090    SOLE                      4,090            0            0
VERIZON COMMUNICATION  COMMON   92343V104          1,993       55,706    SOLE                     54,816            0          890
VISA INC CLASS A       COMMON   92826C839            380        5,400    SOLE                      5,100            0          300
WAL MART STORES INC    COMMON   931142103          1,281       23,761    SOLE                     23,761            0            0
WALGREEN COMPANY       COMMON   931422109          1,081       27,750    SOLE                     26,150            0        1,600
WASHINGTON MUT INVS F  MUTUAL   939330825            321       11,800    SOLE                     11,800            0            0
WELLS FARGO & CO       COMMON   949746101            322       10,382    SOLE                     10,382            0            0
WHITNEY HLDG CORP      COMMON   966612103            169       11,924    SOLE                     11,924            0            0
YUM BRANDS INC         COMMON   988498101            204        4,168    SOLE                      4,168            0            0

     TOTAL                                       122,653